Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of each of the funds listed in Appendix A

In planning and performing our audits of the financial statements of the funds listed in Appendix A (constituting PIMCO Funds, hereafter collectively referred to as the "Funds") as of and for the year ended March 31, 2025, except as noted in Appendix A, in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

PricewaterhouseCoopers LLP, 1100 Walnut, Suite 1300, Kansas City, MO 64106 T: (816) 472 7921

www.pwc.com

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of March 31, 2025.

This report is intended solely for the information and use of the Board of Trustees of PIMCO Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2025

Appendix A

PIMCO Funds

PIMCO ABS and Short-Term Investments Portfolio

PIMCO All Asset All Authority Fund

PIMCO All Asset Fund

PIMCO All Asset: Multi-RAE PLUS Fund

PIMCO All Asset: Multi-Real Fund*

PIMCO All Authority: Multi-RAE Plus Fund

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO California Municipal Intermediate Value Fund

PIMCO California Municipal Opportunistic Value Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO Climate Bond Fund

PIMCO CommoditiesPLUS Strategy Fund*

PIMCO CommodityRealReturn Strategy Fund*

PIMCO Credit Opportunities Bond Fund

PIMCO Diversified Income Fund

PIMCO Dynamic Bond Fund

PIMCO EM Bond and Short-Term Investments Portfolio

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Markets Corporate Bond Fund

PIMCO Emerging Markets Currency and Short-Term Investments Fund

PIMCO Emerging Markets Full Spectrum Bond Fund

PIMCO Emerging Markets Local Currency and Bond Fund

PIMCO ESG Income Fund

PIMCO Extended Duration Fund

PIMCO Global Advantage Strategy Bond Fund

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

PIMCO Global Core Asset Allocation Fund*

PIMCO GNMA and Government Securities Fund

PIMCO Government Money Market Fund

PIMCO High Yield and Short-Term Investments Portfolio

PIMCO High Yield Fund

PIMCO High Yield Municipal Bond Fund

PIMCO High Yield Spectrum Fund

PIMCO Income Fund*

PIMCO Inflation Response Multi-Asset Fund*

PIMCO International Bond Fund (U.S. Dollar-Hedged)

PIMCO International Bond Fund (Unhedged)

PIMCO International Portfolio*

PIMCO Investment Grade Credit Bond Fund

PIMCO Investment Grade Credit Bond Portfolio

PIMCO Long Duration Credit Bond Portfolio

PIMCO Long Duration Total Return Fund

PIMCO Long-Term Credit Bond Fund

PIMCO Long-Term Real Return Fund

PIMCO Long-Term U.S. Government Fund

PIMCO Low Duration Credit Fund

PIMCO Low Duration ESG Fund

PIMCO Low Duration Fund

PIMCO Low Duration Fund II

PIMCO Low Duration Income Fund

PIMCO Low Duration Opportunities Fund

PIMCO Low Duration Portfolio

PIMCO Moderate Duration Fund

PIMCO Moderate Duration Portfolio

PIMCO Mortgage and Short-Term Investments Portfolio

PIMCO Mortgage Opportunities and Bond Fund

PIMCO Municipal Bond Fund

PIMCO Municipal Portfolio

PIMCO National Intermediate Municipal Bond Fund

PIMCO National Municipal Intermediate Value Fund

PIMCO National Municipal Opportunistic Value Fund

PIMCO New York Municipal Bond Fund

PIMCO Preferred and Capital Securities Fund*

PIMCO RAE Fundamental Advantage PLUS Fund

PIMCO RAE PLUS EMG Fund

PIMCO RAE PLUS Fund

PIMCO RAE PLUS International Fund

PIMCO RAE PLUS Small Fund

PIMCO RAE Worldwide Long/Short PLUS Fund

PIMCO Real Return Fund

PIMCO Real Return Portfolio

PIMCO RealEstateRealReturn Strategy Fund

PIMCO Sector Fund Series – AM**

PIMCO Sector Fund Series – H

PIMCO Sector Fund Series – I

PIMCO Short Asset Investment Fund

PIMCO Short Asset Portfolio*

PIMCO Short Duration Municipal Income Fund

PIMCO Short-Term Floating NAV Portfolio II

PIMCO Short-Term Floating NAV Portfolio III*

PIMCO Short-Term Fund

PIMCO Short-Term Portfolio

PIMCO StocksPLUS Absolute Return Fund

PIMCO StocksPLUS Fund

PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS International Fund (Unhedged)

PIMCO StocksPLUS Long Duration Fund

PIMCO StocksPLUS Short Fund

PIMCO StocksPLUS Small Fund

PIMCO Total Return ESG Fund

PIMCO Total Return Fund II

PIMCO Total Return Fund IV

PIMCO Total Return Fund V

PIMCO Total Return Fund*

PIMCO TRENDS Managed Futures Strategy Fund*

PIMCO U.S. Government and Short-Term Investments Portfolio

*	Consolidated financial statements

**	As of March 31, 2025 and for the period July 19, 2024 (inception date) through March 31, 2025

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